UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-2111
                                   ------------


                             AXP GROWTH SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
                         --------------

Date of reporting period:    4/30
                         --------------

                               AXP(R) GROWTH FUND

                           A FEEDER FUND INVESTING IN

                                GROWTH PORTFOLIO

                      PORTFOLIO HOLDINGS AT APRIL 30, 2005

Investments in Securities

Growth Portfolio

April 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (97.7%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (1.0%)
Boeing                                         97,932              $5,828,913
Goodrich                                       72,802               2,933,921
Honeywell Intl                                120,389               4,305,111
Lockheed Martin                               273,766              16,686,037
Total                                                              29,753,982

Banks and savings & loans (0.1%)
ICICI Bank ADR                                177,620(c)            3,211,370

Beverages & tobacco (2.6%)
Altria Group                                  493,750              32,088,813
PepsiCo                                       767,759              42,718,110
Total                                                              74,806,923

Broker dealers (0.3%)
Franklin Resources                            130,600               8,969,608

Cable (12.0%)
Comcast Cl A                                  616,485(b)           19,795,333
NTL                                         3,645,838(b)          233,260,716
RCN                                           240,400(b)            4,295,948
Telewest Global                             4,541,171(b,c)         84,193,310
Total                                                             341,545,307

Cellular telecommunications (6.3%)
Millicom Intl Cellular                        531,535(b,c)          9,466,638
Nextel Communications
  Cl A                                      3,899,219(b)          109,139,141
Nextel Partners Cl A                          799,885(b)           18,813,295
Telesystem Intl Wireless                    2,844,649(b,c)         43,665,362
Total                                                             181,084,436

Computer hardware (4.5%)
Cisco Systems                               2,436,169(b)           42,097,000
Dell                                        1,656,705(b)           57,703,035
EMC                                         1,289,123(b,d)         16,913,294
Sun Microsystems                            3,376,900(b)           12,258,147
Total                                                             128,971,476

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Computer software & services (3.6%)
Comverse Technology                           315,612(b)           $7,192,797
Google Cl A                                   123,719(b)           27,218,180
McAfee                                        119,588(b)            2,500,585
Microsoft                                   1,051,600              26,605,480
Oracle                                      1,963,800(b)           22,701,528
Symantec                                      848,825(b)           15,940,934
Total                                                             102,159,504

Electronics (3.5%)
ASML Holding                                  435,100(b,c)          6,304,599
Flextronics Intl                              253,356(b,c)          2,824,919
Freescale
  Semiconductor Cl A                        1,108,112(b)           20,743,857
Freescale
  Semiconductor Cl B                          302,062(b)            5,696,889
Intel                                       2,045,340              48,106,397
Texas Instruments                             677,330              16,906,157
Total                                                             100,582,818

Energy (2.0%)
Amerada Hess                                  104,500               9,786,425
Anadarko Petroleum                            208,300              15,214,232
Chevron                                       288,200              14,986,400
ConocoPhillips                                166,300              17,436,555
Total                                                              57,423,612

Energy equipment & services (1.0%)
GlobalSantaFe                                 169,325               5,689,320
Halliburton                                   263,350              10,952,727
Schlumberger                                   75,432               5,160,303
Transocean                                    124,700(b)            5,782,339
Total                                                              27,584,689

Financial services (2.6%)
Capital One Financial                          49,677               3,521,603
Countrywide Financial                         503,200              18,210,808
Fannie Mae                                    348,300              18,790,785
Freddie Mac                                   158,772               9,767,653

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Financial services (cont.)
Investors Financial Services                  385,409             $16,167,908
Nomura Holdings                               534,700(c)            6,803,156
Total                                                              73,261,913

Food (2.0%)
Kellogg                                       630,350              28,334,232
Sara Lee                                    1,067,769              22,839,579
Smithfield Foods                              237,277(b)            7,180,002
Total                                                              58,353,813

Furniture & appliances (0.1%)
Tempur-Pedic Intl                             149,900(b)            2,861,591

Health care products (15.7%)
Abbott Laboratories                           416,993              20,499,376
Allergan                                       57,300               4,033,347
Amgen                                         378,835(b)           22,051,985
Baxter Intl                                   682,770              25,330,767
Bristol-Myers Squibb                          726,156 (d)          18,880,056
Genentech                                     594,194(b)           42,152,122
Gilead Sciences                               244,671(b)            9,077,294
GlaxoSmithKline ADR                           263,390(c)           13,314,365
Johnson & Johnson                           1,280,857(d)           87,905,215
Medco Health Solutions                        356,370(b)           18,164,179
Medtronic                                     269,900              14,223,730
Merck & Co                                    402,550              13,646,445
Novartis ADR                                  585,506(c)           28,531,707
OSI Pharmaceuticals                           335,500(b)           15,880,893
Pfizer                                      3,039,799              82,591,339
Schering-Plough                               726,500              15,162,055
Wyeth                                         296,331              13,317,115
Total                                                             444,761,990

Health care services (4.3%)
Aetna                                         129,761               9,520,565
AmerisourceBergen                             252,399              15,467,011
Cardinal Health                               326,821              18,161,443
Community Health Systems                      111,600(b)            4,067,820

See accompanying notes to investments in securities.
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1   --   AXP GROWTH FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                                         Shares                 Value(a)

Health care services (cont.)
HCA                                           778,880             $43,492,659
HealthSouth                                 1,785,500(b)            9,195,325
Magellan Health Services                      412,550(b)           14,051,453
McKesson                                      160,865               5,952,005
WellPoint                                      19,247(b)            2,458,804
Total                                                             122,367,085

Household products (4.0%)
Colgate-Palmolive                             192,335               9,576,360
Gillette                                    1,344,400              69,424,816
Procter & Gamble                              653,513              35,387,729
Total                                                             114,388,905

Insurance (2.4%)
ACE                                           321,313(c)           13,803,606
American Intl Group                         1,080,536              54,945,256
Total                                                              68,748,862

Metals (0.1%)
Kinross Gold                                  730,300(b,c)          3,907,105

Multi-industry (4.0%)
Monsanto                                      324,300              19,010,466
Sony                                          279,100(c)           10,305,174
Tyco Intl                                   1,111,304(c)           34,794,928
Vivendi Universal ADR                       1,649,697(c,d)         48,913,516
Total                                                             113,024,084

Precious metals (1.9%)
Barrick Gold                                  409,632(c)            9,142,986
Coeur d'Alene Mines                         5,323,500(b,d)         16,449,615
Glamis Gold                                   286,200(b,c)          3,932,388
Harmony Gold Mining ADR                       652,000(c)            4,088,040
Newmont Mining                                452,547              17,183,210
Stillwater Mining                             372,700(b)            2,720,710
Total                                                              53,516,949

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Retail -- general (2.3%)
Gap                                            62,488              $1,334,119
Saks                                          153,775               2,620,326
Sotheby's Holdings Cl A                        80,650(b)            1,321,047
Target                                        336,260              15,602,464
Wal-Mart Stores                               931,069              43,890,592
Total                                                              64,768,548

Retail -- grocery (0.2%)
Safeway                                       316,294(b)            6,733,899

Telecom equipment & services (10.5%)
CIENA                                       3,259,540(b)            7,496,942
Hutchison Telecommunications
Intl ADR                                    1,110,300(b,c)         15,932,805
Motorola                                    5,554,406              85,204,588
Nokia ADR                                   8,864,566(c)          141,655,765
Qwest Communications Intl                   7,737,322(b,d)         26,461,641
Vodafone Group ADR                            907,693(c)           23,727,095
Total                                                             300,478,836

Utilities -- natural gas (--%)
Kinder Morgan Management LLC                       --(b)                   14

Utilities -- telephone (10.7%)
ALLTEL                                        185,400              10,560,384
MCI                                         1,567,400              41,583,122
Sprint                                     11,411,681             254,024,019
Total                                                             306,167,525

Total common stocks
(Cost: $2,647,676,827)                                         $2,789,434,844

Option purchased (0.2%)
Issuer              Contracts   Exercise     Expiration               Value(a)
                                  price         date
Put
S&P 500 Index         1,365      $1,135       Dec. 2005            $5,719,350

Total option purchased
(Cost: $5,832,645)                                                 $5,719,350

Short-term securities (5.3%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (2.2%)
Federal Home Loan Mtge Corp Disc Nt
  06-13-05                2.79%            $7,500,000              $7,473,902
Federal Natl Mtge Assn Disc Nts
  05-04-05                2.55              3,800,000               3,798,655
  06-06-05                2.74             15,000,000              14,956,708
  06-22-05                2.75             36,900,000              36,748,433
Total                                                              62,977,698

Commercial paper (3.1%)
CHARTA LLC
  05-13-05                2.87              5,800,000               5,793,526
  05-26-05                2.97              5,000,000               4,988,900
Delaware Funding LLC
  05-17-05                2.98             15,000,000              14,977,650
General Electric Capital
  05-02-05                2.95             11,900,000              11,897,075
Jupiter Securitization
  05-05-05                2.82              5,000,000               4,997,650
Nieuw Amsterdam
  05-06-05                2.90             15,000,000              14,991,542
  05-24-05                3.01             30,000,000              29,937,500
Total                                                              87,583,843

Total short-term securities
(Cost: $150,561,133)                                             $150,561,541

Total investments in securities
(Cost: $2,804,070,605)(f)                                      $2,945,715,735

See accompanying notes to investments in securities.
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2  --   AXP GROWTH FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2005, the value of foreign securities represented 17.8% of net assets.

(d)   At April 30, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 2.9% of net assets. 2.4% of net assets is the Portfolio's cash equivalent position.

(f) At April 30, 2005, the cost of securities for federal income tax purposes was approximately $2,804,071,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $ 251,834,000
      Unrealized depreciation                                    (110,189,000)
                                                                 ------------
      Net unrealized appreciation                               $ 141,645,000
                                                                -------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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3   --   AXP GROWTH FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

                                                              S-6455-80 C (6/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                          AXP(R) LARGE CAP EQUITY FUND

                                AT APRIL 30, 2005

Investments in Securities

AXP Large Cap Equity Fund

April 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (97.8%)
Issuer                                         Shares               Value(a)

Aerospace & defense (3.0%)
Boeing                                        129,640              $7,716,173
Empresa Brasileira
  de Aeronautica ADR                          132,741(c)            3,828,250
General Dynamics                               13,200               1,386,660
Goodrich                                      128,889               5,194,227
Honeywell Intl                                199,395               7,130,365
Lockheed Martin                               146,031               8,900,589
Northrop Grumman                               84,176               4,616,212
United Technologies                            85,565               8,703,672
Total                                                              47,476,148

Automotive & related (0.3%)
Ford Motor                                     88,906                 809,934
General Motors                                 80,834(d)            2,156,651
Genuine Parts                                   8,317                 356,799
Johnson Controls                                9,047                 496,409
Lear                                           11,900                 403,291
Total                                                               4,223,084

Banks and savings & loans (4.7%)
Bank of America                               644,817              29,042,557
Bank of New York                              111,875               3,125,788
BankAtlantic Bancorp Cl A                      66,423               1,133,176
Commerce Bancorp                               99,647(d)            2,789,120
Fifth Third Bancorp                             4,920                 214,020
ICICI Bank ADR                                 36,420(c)              658,474
PNC Financial Services Group                   47,018               2,502,768
Regions Financial                              24,841                 831,925
Sovereign Bancorp                              49,161               1,011,242
State Street                                   36,087               1,668,302
US Bancorp                                    167,170               4,664,043
Wachovia                                      230,320              11,787,778
Wells Fargo & Co                              233,026              13,967,578
Total                                                              73,396,771

Beverages & tobacco (2.6%)
Altria Group                                  361,227              23,476,143
Coca-Cola Enterprises                          77,937               1,582,121
Fortune Brands                                  6,809                 575,905

Common stocks (continued)
Issuer                                         Shares               Value(a)

Beverages & tobacco (cont.)
PepsiCo                                       270,510             $15,051,176
Total                                                              40,685,345

Broker dealers (2.0%)
Franklin Resources                            131,128               9,005,871
Legg Mason                                     10,400                 736,944
Merrill Lynch & Co                            198,295              10,694,049
Morgan Stanley                                194,835              10,252,218
Total                                                              30,689,082

Building materials & construction (0.2%)
American Standard Companies                    41,593               1,859,623
Masco                                          63,149               1,988,562
Total                                                               3,848,185

Cable (5.0%)
Comcast Cl A                                  267,333(b)            8,584,063
Comcast Special Cl A                          109,626(b)            3,478,433
EchoStar Communications
  Cl A                                         34,067                 986,240
NTL                                           761,492(b)           48,720,257
RCN                                            44,110(b)              788,246
Telewest Global                               843,490(b,c)         15,638,305
Total                                                              78,195,544

Cellular telecommunications (2.1%)
Millicom Intl Cellular                         98,142(b,c)          1,747,909
Nextel Communications Cl A                    714,623(b)           20,002,297
Nextel Partners Cl A                          146,776(b)            3,452,172
Telesystem Intl Wireless                      526,273(b,c)          8,078,291
Total                                                              33,280,669

Chemicals (1.0%)
Dow Chemical                                  203,581               9,350,475
Eastman Chemical                               19,301               1,042,254
EI du Pont de Nemours & Co                     44,016               2,073,594
Lyondell Chemical                             122,922               3,084,113
RPM Intl                                       29,100                 501,975
Total                                                              16,052,411

Common stocks (continued)
Issuer                                         Shares               Value(a)

Computer hardware (3.4%)
Cisco Systems                                 840,334(b)          $14,520,972
Dell                                          508,374(b)           17,706,666
EMC                                           692,792(b)            9,089,431
Hewlett-Packard                               355,479               7,276,655
Sun Microsystems                            1,288,145(b)            4,675,966
Total                                                              53,269,690

Computer software & services (3.8%)
Accenture Cl A                                 91,711(b,c)          1,990,129
Adobe Systems                                   2,046                 121,676
Affiliated Computer
  Services Cl A                                87,223(b)            4,157,920
Cadence Design Systems                        125,381(b)            1,755,334
Cognizant Technology
  Solutions Cl A                                7,510(b)              315,495
Comverse Technology                            57,626(b)            1,313,297
Electronic Arts                                13,833(b)              738,544
First Data                                      7,510                 285,605
Google Cl A                                    22,629(b)            4,978,380
Infosys Technologies ADR                       12,756(c)              755,155
Intl Business Machines                        120,511               9,204,630
Macromedia                                     13,651(b)              540,716
McAfee                                         19,652(b)              410,923
Microsoft                                     641,354              16,226,257
Oracle                                        663,129(b)            7,665,771
Paychex                                        56,320               1,723,392
Satyam Computer
  Services ADR                                 26,771(c)              574,238
Symantec                                      217,883(b)            4,091,843
TIBCO Software                                118,745(b)              847,839
VERITAS Software                               56,020(b)            1,153,452
Total                                                              58,850,596

Electronics (3.0%)
Analog Devices                                 29,024                 990,009
ASML Holding                                  112,299(b,c)          1,627,213
Broadcom Cl A                                 128,854(b)            3,854,023
Credence Systems                               59,600(b)              374,884
Cypress Semiconductor                         107,716(b)            1,291,515

See accompanying notes to investments in securities.

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1 --   AXP LARGE CAP EQUITY FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                                         Shares               Value(a)

Electronics (cont.)
Flextronics Intl                               90,600(b,c)         $1,010,190
Freescale Semiconductor Cl A                  279,124(b)            5,225,201
Freescale Semiconductor Cl B                  152,483(b)            2,875,829
Intel                                         826,986              19,450,710
Linear Technology                              50,084               1,790,002
Maxim Integrated Products                      16,447                 615,118
MEMC Electronic Materials                      38,700(b)              453,951
Texas Instruments                             221,405               5,526,269
Xilinx                                         66,951               1,803,660
Total                                                              46,888,574

Energy (5.8%)
Amerada Hess                                   19,017               1,780,942
Anadarko Petroleum                            114,235               8,343,724
BP ADR                                         73,710(c)            4,488,939
Chevron                                       325,713              16,937,076
ConocoPhillips                                186,761              19,581,891
Devon Energy                                   39,784               1,797,043
Exxon Mobil                                   568,506              32,421,898
Newfield Exploration                           27,500(b)            1,953,325
Occidental Petroleum                           17,000               1,173,000
Royal Dutch Petroleum                          23,023(c)            1,341,090
Total                                                              89,818,928

Energy equipment & services (0.9%)
Cooper Cameron                                 19,692(b)            1,081,878
GlobalSantaFe                                  30,790               1,034,544
Halliburton                                    91,692               3,813,471
Schlumberger                                   50,860               3,479,333
Transocean                                     56,384(b)            2,614,526
Weatherford Intl                               32,288(b)            1,683,819
Total                                                              13,707,571

Finance companies (2.2%)
Citigroup                                     740,723              34,784,352

Financial services (5.0%)
Capital One Financial                          96,315               6,827,770
Countrywide Financial                         391,866              14,181,631
Fannie Mae                                    286,961              15,481,546
Freddie Mac                                   208,584              12,832,088
Investors Financial Services                  202,993               8,515,556
JPMorgan Chase & Co                           494,630              17,554,419
MBNA                                           96,887               1,913,518
Nomura Holdings                                97,200(c)            1,236,706
Total                                                              78,543,234

Food (1.9%)
General Mills                                  52,731               2,604,911
HJ Heinz                                       59,051               2,176,029
Kellogg                                       299,467              13,461,042
Sara Lee                                      493,936              10,565,291
Smithfield Foods                               47,238(b)            1,429,422
Total                                                              30,236,695

Furniture & appliances (0.1%)
Leggett & Platt                                22,500                 606,600
Tempur-Pedic Intl                              55,170(b)            1,053,195
Total                                                               1,659,795

Health care products (9.8%)
Abbott Laboratories                           149,678               7,358,170
Allergan                                       10,600                 746,134

Common stocks (continued)
Issuer                                         Shares               Value(a)

Health care products (cont.)
Amgen                                         130,030(b)           $7,569,046
Baxter Intl                                   203,026               7,532,265
Biogen Idec                                    16,153(b)              585,385
Boston Scientific                              40,276(b)            1,191,364
Bristol-Myers Squibb                          285,671               7,427,446
Eli Lilly & Co                                 53,773               3,144,107
Genentech                                     108,805(b)            7,718,627
Gilead Sciences                                44,658(b)            1,656,812
GlaxoSmithKline ADR                            63,561(c)            3,213,009
Guidant                                        25,700               1,903,856
Johnson & Johnson                             418,050              28,690,771
Medco Health Solutions                        102,675(b)            5,233,345
Medtronic                                     109,405               5,765,644
Merck & Co                                    260,755               8,839,595
Novartis ADR                                  145,717(c)            7,100,789
OSI Pharmaceuticals                            61,267(b)            2,900,073
Pfizer                                      1,137,083              30,894,544
Schering-Plough                               276,421               5,768,906
Wyeth                                         150,261               6,752,729
Total                                                             151,992,617

Health care services (2.3%)
Aetna                                          23,784               1,745,032
AmerisourceBergen                              46,781               2,866,740
Cardinal Health                               100,059               5,560,279
Community Health Systems                       20,277(b)              739,097
HCA                                           268,717              15,005,157
HealthSouth                                   330,298(b)            1,701,035
Hospira                                        42,999(b)            1,442,616
Magellan Health Services                       75,426(b)            2,569,010
McKesson                                       29,337               1,085,469
UnitedHealth Group                             31,599               2,986,421
WellPoint                                       3,527(b)              450,574
Total                                                              36,151,430

Home building (--%)
Centex                                          5,793                 334,372
Pulte Homes                                     5,969                 426,485
Total                                                                 760,857

Household products (3.5%)
Avon Products                                 117,514               4,709,961
Colgate-Palmolive                             151,408               7,538,604
Gillette                                      355,708              18,368,761
Procter & Gamble                              425,212              23,025,231
Spectrum Brands                                44,035(b)            1,604,635
Total                                                              55,247,192

Industrial transportation (0.2%)
Burlington Northern Santa Fe                   17,900                 863,675
Norfolk Southern                               53,394               1,676,572
Total                                                               2,540,247

Insurance (3.8%)
ACE                                           256,634(c)           11,024,997
AFLAC                                          36,187               1,471,002
Allstate                                       48,620               2,730,499
American Intl Group                           570,400              29,004,840
Assurant                                       22,400                 741,216
Chubb                                          83,706               6,845,477
CIGNA                                          17,785               1,635,864
Endurance Specialty Holdings                   37,990(c)            1,375,238
First American                                 28,711               1,027,854

Common stocks (continued)
Issuer                                         Shares               Value(a)

Insurance (cont.)
Hartford Financial
  Services Group                               18,974              $1,373,148
Montpelier Re Holdings                         12,204(c)              405,051
United America
  Indemnity Cl A                              119,667(b,c)          2,156,399
Total                                                              59,791,585

Investment companies (4.1%)
Consumer Discretionary
  Select Sector SPDR Fund                     156,261(d)            4,851,904
Energy Select Sector
  SPDR Fund                                   298,980(d)           12,123,640
Health Care Select
  Sector SPDR Fund                            289,706(d)            8,943,224
Industrial Select Sector
  SPDR Fund                                   306,028(d)            8,972,741
iShares Dow Jones
  US Healthcare
  Sector Index Fund                           148,745(d)            8,997,585
Materials Select Sector
  SPDR Trust                                  349,227(d)            9,781,848
Utilities Select Sector
  SPDR Fund                                   364,231(d)           10,916,003
Total                                                              64,586,945

Leisure time & entertainment (1.6%)
Blockbuster Cl A                                    1                      10
Blockbuster Cl B                                    1                       9
Cendant                                       737,230              14,678,250
Harley-Davidson                                13,900                 653,578
Mattel                                         54,609                 985,692
Viacom Cl B                                   242,155               8,383,406
Total                                                              24,700,945

Lodging & gaming (0.1%)
GTECH Holdings                                 34,438                 842,698

Machinery (0.4%)
Caterpillar                                    33,006               2,906,178
Illinois Tool Works                            25,097               2,103,631
Ingersoll-Rand Cl A                            12,635(c)              971,252
Total                                                               5,981,061

Media (2.2%)
Clear Channel Communications                   26,578                 848,901
eBay                                           61,281(b)            1,944,446
EW Scripps Cl A                                29,600               1,507,528
Gannett                                        12,767                 983,059
Liberty Media Cl A                            503,307(b)            5,053,202
Liberty Media Intl Cl A                        37,700(b)            1,563,419
McGraw-Hill Companies                           9,100                 792,428
News Corp Cl A                                126,866               1,938,512
Omnicom Group                                   8,790                 728,691
Reader's Digest Assn                           35,472                 603,024
Time Warner                                   378,287(b)            6,359,005
Tribune                                        76,120               2,938,232
Univision Communications
  Cl A                                         15,551(b)              408,836
Walt Disney                                   228,022               6,019,781
Yahoo!                                         68,460(b)            2,362,555
Total                                                              34,051,619

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2  --   AXP LARGE CAP EQUITY FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                                         Shares               Value(a)

Metals (0.3%)
Alcan                                          33,482(c)           $1,085,486
Alcoa                                          83,520               2,423,750
Kinross Gold                                  133,593(b,c)            714,723
Novelis                                         6,513(c)              140,030
Total                                                               4,363,989

Multi-industry (3.7%)
3M                                             36,995               2,829,008
Emerson Electric                               20,300               1,272,201
General Electric                              624,175              22,595,134
ITT Inds                                        9,200                 832,232
Manpower                                       11,314                 436,155
Monsanto                                       59,221               3,471,535
Sony                                           53,100(c)            1,960,605
Tyco Intl                                     447,771(c)           14,019,710
Vivendi Universal ADR                         339,353(c)           10,061,816
Total                                                              57,478,396

Paper & packaging (0.6%)
Avery Dennison                                 21,200               1,109,820
Bowater                                        53,500               1,738,215
Intl Paper                                     78,418               2,688,953
Temple-Inland                                  60,168               2,030,670
Weyerhaeuser                                   25,479               1,748,114
Total                                                               9,315,772

Precious metals (0.6%)
Barrick Gold                                   74,876(c)            1,671,232
Coeur d'Alene Mines                           954,998(b)            2,950,944
Glamis Gold                                    52,323(b,c)            718,918
Harmony Gold Mining ADR                       119,675(c)              750,362
Newmont Mining                                 82,918               3,148,397
Stillwater Mining                              69,250(b)              505,525
Total                                                               9,745,378

Real estate investment trust (0.4%)
Apartment Investment &
  Management Cl A                              33,630               1,281,976
Equity Office Properties Trust                104,246               3,280,622
HomeBanc                                      280,433               2,450,984
Total                                                               7,013,582

Restaurants (0.1%)
Applebee's Intl                                34,296                 849,855
Domino's Pizza                                 36,534                 663,457
Total                                                               1,513,312

Retail -- drugstores (0.4%)
CVS                                           115,454               5,955,117

Common stocks (continued)
Issuer                                         Shares               Value(a)

Retail -- general (3.1%)
AutoZone                                        3,347(b)             $277,801
Bed Bath & Beyond                              15,100(b)              561,871
Dollar General                                 32,116                 653,561
Federated Dept Stores                          34,797               2,000,828
Gap                                            90,735               1,937,192
Home Depot                                    170,046               6,014,527
Lowe's Companies                               36,253               1,889,144
PETCO Animal Supplies                          39,529(b)            1,237,258
Saks                                           28,348                 483,050
Sotheby's Holdings Cl A                        14,992(b)              245,569
Staples                                        39,414                 751,625
Target                                        206,411               9,577,470
Wal-Mart Stores                               491,023              23,146,823
Total                                                              48,776,719

Retail -- grocery (0.1%)
Safeway                                        57,985(b)            1,234,501

Telecom equipment & services (4.8%)
CIENA                                         620,831(b)            1,427,911
Corning                                       197,708(b)            2,718,485
Hutchison
  Telecommunications
  Intl ADR                                    203,315(b,c)          2,917,570
Motorola                                    1,390,235              21,326,205
Nokia ADR                                   2,129,139(c)           34,023,642
Qwest Communications Intl                   1,475,179(b,d)          5,045,112
Vodafone Group ADR                            305,263(c)            7,979,575
Total                                                              75,438,500

Textiles & apparel (0.1%)
Chico's FAS                                    15,560(b)              398,803
Coach                                          15,936(b)              427,085
Nike Cl B                                      13,646               1,048,149
Total                                                               1,874,037

Utilities -- electric (1.8%)
Dominion Resources                             80,870               6,097,598
Duke Energy                                    45,098               1,316,411
Entergy                                        51,754               3,793,568
Exelon                                        138,222               6,841,989
FPL Group                                      39,800               1,624,636
PPL                                            33,400               1,812,284
Southern                                      140,978               4,645,225
TXU                                            10,572                 906,972
Xcel Energy                                    52,301                 898,531
Total                                                              27,937,214

Common stocks (continued)
Issuer                                         Shares               Value(a)

Utilities -- natural gas (0.1%)
ONEOK                                          68,017              $1,962,971

Utilities -- telephone (6.6%)
ALLTEL                                         34,700               1,976,512
BellSouth                                     235,718               6,244,170
Citizens Communications                        41,360                 527,340
KT ADR                                         67,281(c)            1,358,403
MCI                                           298,364               7,915,597
SBC Communications                            190,549               4,535,066
Sprint                                      3,301,065              73,481,707
Verizon Communications                        134,588               4,818,250
Total                                                             100,857,045

Total common stocks
(Cost: $1,514,818,876)                                         $1,525,720,403

Short-term securities (5.6%)(e)
Issuer                 Effective               Amount               Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (2.3%)
Federal Home Loan Mtge Corp Disc Nt
  06-13-05                2.79%           $20,000,000             $19,930,406
Federal Natl Mtge Assn Disc Nts
  05-02-05                2.63             10,000,000               9,997,811
  05-04-05                2.55              5,600,000               5,598,018
Total                                                              35,526,235

Commercial paper (3.3%)
Barton Capital
  05-10-05                2.88             10,000,000               9,991,200
Chariot Funding LLC
  05-05-05                2.81             15,000,000              14,992,975
Kitty Hawk Funding
  05-13-05                3.00             15,000,000              14,982,500
Sheffield Receivables
  05-02-05                2.96              1,400,000               1,399,655
  05-09-05                2.85             10,000,000               9,992,084
Total                                                              51,358,414

Total short-term securities
(Cost: $86,889,294)                                               $86,884,649

Total investments in securities
(Cost: $1,601,708,170)(f)                                      $1,612,605,052

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3  --   AXP LARGE CAP EQUITY FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2005, the value of foreign securities represented 9.4% of net assets.

(d)   At April 30, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 3.9% of net assets. 1.7% of net assets is the Fund's cash equivalent position.

(f) At April 30, 2005, the cost of securities for federal income tax purposes was approximately $1,601,708,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $ 78,039,000
      Unrealized depreciation                                     (67,142,000)
                                                                  -----------
      Net unrealized appreciation                                $ 10,897,000
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
4  --   AXP LARGE CAP EQUITY FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

                                                              S-6244-80 C (6/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                           AXP(R) LARGE CAP VALUE FUND

                                AT APRIL 30, 2005

Investments in Securities

AXP Large Cap Value Fund

April 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.0%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (4.5%)
Boeing                                          9,955                 $592,522
Empresa Brasileira de
  Aeronautica ADR                              28,232(c)               814,211
General Dynamics                                3,627                  381,016
Goodrich                                        8,600                  346,580
Honeywell Intl                                 27,312                  976,677
Lockheed Martin                                15,197                  926,257
Northrop Grumman                               23,132                1,268,559
United Technologies                             9,885                1,005,502
Total                                                                6,311,324

Automotive & related (0.4%)
General Motors                                 14,484                  386,433
Lear                                            3,250                  110,143
Total                                                                  496,576

Banks and savings & loans (8.7%)
Bank of America                               106,620                4,802,165
Bank of New York                               30,701                  857,786
Commerce Bancorp                                7,298                  204,271
PNC Financial Services Group                   12,884                  685,815
Regions Financial                               6,627                  221,938
Sovereign Bancorp                              12,994                  267,287
State Street                                    9,809                  453,470
US Bancorp                                     45,850                1,279,215
Wachovia                                       30,216                1,546,455
Wells Fargo & Co                               34,063                2,041,736
Total                                                               12,360,138

Beverages & tobacco (3.1%)
Altria Group                                   42,884                2,787,031
Coca-Cola Enterprises                          12,050                  244,615
PepsiCo                                        24,387                1,356,893
Total                                                                4,388,539

Broker dealers (3.2%)
Franklin Resources                              9,683                  665,028
Legg Mason                                      2,850                  201,951
Merrill Lynch & Co                             35,119                1,893,968

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Broker dealers (cont.)
Morgan Stanley                                 33,061               $1,739,670
Total                                                                4,500,617

Building materials & construction (0.7%)
American Standard Companies                    11,245                  502,764
Masco                                          17,384                  547,422
Total                                                                1,050,186

Cable (2.5%)
Comcast Cl A                                   21,655(b)               695,342
Comcast Special Cl A                           30,100(b)               955,073
EchoStar
  Communications Cl A                           9,235                  267,353
NTL                                            24,137(b)             1,544,286
Total                                                                3,462,054

Chemicals (2.3%)
Dow Chemical                                   44,184                2,029,371
Eastman Chemical                                5,237                  282,798
Lyondell Chemical                              33,752                  846,838
RPM Intl                                        7,800                  134,550
Total                                                                3,293,557

Computer hardware (2.2%)
Cisco Systems                                  23,055(b)               398,390
Dell                                           21,050(b)               733,172
EMC                                            23,200(b)               304,384
Hewlett-Packard                                75,785                1,551,319
Sun Microsystems                               35,151(b)               127,598
Total                                                                3,114,863

Computer software & services (2.8%)
Accenture Cl A                                  6,270(b,c)             136,059
Affiliated Computer
  Services Cl A                                19,709(b)               939,528
Cadence Design Systems                         33,900(b)               474,600
Intl Business Machines                         14,555                1,111,711
Microsoft                                      37,028                  936,808

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Computer software & services (cont.)
TIBCO Software                                 18,900(b)              $134,946
VERITAS Software                                8,100(b)               166,779
Total                                                                3,900,431

Electronics (1.3%)
Broadcom Cl A                                   5,291(b)               158,254
Credence Systems                               16,200(b)               101,898
Cypress Semiconductor                          29,000(b)               347,710
Flextronics Intl                                7,500(b,c)              83,625
Freescale Semiconductor Cl B                    3,239(b)                61,088
Intel                                          26,950                  633,864
MEMC Electronic Materials                      10,500(b)               123,165
Texas Instruments                              13,141                  327,999
Total                                                                1,837,603

Energy (10.5%)
Anadarko Petroleum                             20,919                1,527,924
BP ADR                                         20,264(c)             1,234,078
Chevron                                        49,064                2,551,328
ConocoPhillips                                 34,740                3,642,489
Devon Energy                                   10,844                  489,823
Exxon Mobil                                    80,396                4,584,983
Newfield Exploration                            7,482(b)               531,446
Royal Dutch Petroleum                           6,242(c)               363,597
Total                                                               14,925,668

Energy equipment & services (1.3%)
Cooper Cameron                                  5,269(b)               289,479
Halliburton                                    12,030                  500,327
Schlumberger                                    3,124                  213,713
Transocean                                      9,007(b)               417,655
Weatherford Intl                                8,843(b)               461,162
Total                                                                1,882,336

Finance companies (4.0%)
Citigroup                                     118,791                5,578,425

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   --   AXP LARGE CAP VALUE FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                                         Shares                 Value(a)

Financial services (7.5%)
Capital One Financial                          12,788                 $906,541
Countrywide Financial                          41,432                1,499,424
Fannie Mae                                     36,425                1,965,129
Freddie Mac                                    29,580                1,819,762
Investors Financial Services                   17,175                  720,491
JPMorgan Chase & Co                            93,324                3,312,069
MBNA                                           17,135                  338,416
Total                                                               10,561,832

Food (2.0%)
General Mills                                  14,449                  713,781
HJ Heinz                                       16,330                  601,761
Kellogg                                        13,600                  611,320
Sara Lee                                       39,560                  846,188
Total                                                                2,773,050

Furniture & appliances (0.1%)
Leggett & Platt                                 6,136                  165,427

Health care products (4.5%)
Baxter Intl                                    13,002                  482,374
Bristol-Myers Squibb                           16,506                  429,156
GlaxoSmithKline ADR                             4,224(c)               213,523
Guidant                                         2,670                  197,794
Johnson & Johnson                              11,375                  780,666
Medco Health Solutions                         10,310(b)               525,501
Merck & Co                                     22,174                  751,699
Novartis ADR                                   10,491(c)               511,226
Pfizer                                         62,422                1,696,005
Schering-Plough                                19,823                  413,706
Wyeth                                           8,289                  372,508
Total                                                                6,374,158

Health care services (1.6%)
Cardinal Health                                 5,300                  294,521
HCA                                            29,037                1,621,426
Hospira                                        11,543(b)               387,268
Total                                                                2,303,215

Household products (2.5%)
Avon Products                                   8,737                  350,179
Colgate-Palmolive                              19,050                  948,500
Gillette                                       13,900                  717,796
Procter & Gamble                               21,149                1,145,218
Spectrum Brands                                11,900(b)               433,636
Total                                                                3,595,329

Industrial transportation (0.2%)
Burlington Northern Santa Fe                    4,800                  231,600

Insurance (5.9%)
ACE                                            35,819(c)             1,538,784
AFLAC                                           3,615                  146,950
Allstate                                       13,099                  735,640
American Intl Group                            53,370                2,713,865
Assurant                                        5,989                  198,176
Chubb                                          16,617                1,358,938
CIGNA                                           4,797                  441,228
Endurance Specialty Holdings                   10,100(c)               365,620
First American                                  7,689                  275,266

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Insurance (cont.)
Hartford Financial
  Services Group                                5,122                 $370,679
Montpelier Re Holdings                          3,431(c)               113,875
Total                                                                8,259,021

Leisure time & entertainment (2.0%)
Cendant                                        49,900                  993,509
Mattel                                         14,798                  267,104
Viacom Cl B                                    43,408                1,502,785
Total                                                                2,763,398

Machinery (0.6%)
Caterpillar                                     4,540                  399,746
Illinois Tool Works                             3,025                  253,556
Ingersoll-Rand Cl A                             3,424(c)               263,203
Total                                                                  916,505

Media (3.3%)
EW Scripps Cl A                                 8,000                  407,440
Liberty Media Cl A                            138,148(b)             1,387,006
Liberty Media Intl Cl A                        10,200(b)               422,994
Reader's Digest Assn                            9,575                  162,775
Time Warner                                    43,000(b)               722,830
Tribune                                        16,699                  644,581
Walt Disney                                    35,682                  942,005
Total                                                                4,689,631

Metals (0.5%)
Alcan                                           9,057(c)               293,628
Alcoa                                          11,704                  339,650
Novelis                                         1,771(c)                38,077
Total                                                                  671,355

Multi-industry (2.1%)
General Electric                               30,073                1,088,643
ITT Inds                                        2,542                  229,949
Manpower                                        2,950                  113,723
Tyco Intl                                      38,016(c)             1,190,280
Vivendi Universal ADR                           9,610(c)               284,937
Total                                                                2,907,532

Paper & packaging (1.8%)
Avery Dennison                                  5,821                  304,729
Bowater                                        14,524                  471,885
Intl Paper                                     21,464                  736,000
Temple-Inland                                  16,318                  550,733
Weyerhaeuser                                    7,011                  481,025
Total                                                                2,544,372

Real estate investment trust (0.9%)
Apartment Investment &
  Management Cl A                               9,196                  350,552
Equity Office Properties Trust                 28,533                  897,933
HomeBanc                                        7,730                   67,560
Total                                                                1,316,045

Restaurants (0.1%)
Domino's Pizza                                  9,560                  173,610

Retail -- drugstores (0.4%)
CVS                                            12,060                  622,055

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Retail -- general (2.2%)
Federated Dept Stores                           4,683                 $269,273
Gap                                            10,600                  226,310
Home Depot                                     18,226                  644,654
PETCO Animal Supplies                           6,604(b)               206,705
Target                                         15,682                  727,645
Wal-Mart Stores                                20,534                  967,972
Total                                                                3,042,559

Telecom equipment & services (2.6%)
Motorola                                       66,934                1,026,768
Nokia ADR                                     101,423(c)             1,620,739
Vodafone Group ADR                             37,938(c)               991,699
Total                                                                3,639,206

Utilities -- electric (4.2%)
Dominion Resources                             17,861                1,346,719
Entergy                                        14,159                1,037,855
Exelon                                         29,262                1,448,469
FPL Group                                      10,732                  438,080
PPL                                             8,996                  488,123
Southern                                       28,500                  939,075
Xcel Energy                                    14,100                  242,238
Total                                                                5,940,559

Utilities -- natural gas (0.4%)
ONEOK                                          18,649                  538,210

Utilities -- telephone (5.1%)
BellSouth                                      64,736                1,714,857
Citizens Communications                        11,200                  142,800
KT ADR                                         18,198(c)               367,418
SBC Communications                             52,271                1,244,050
Sprint                                        105,367                2,345,468
Verizon Communications                         36,826                1,318,371
Total                                                                7,132,964

Total common stocks
(Cost: $130,648,139)                                              $138,263,950

Short-term securities (2.6%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies
Federal Home Loan Mtge Corp Disc Nts
  05-02-05                2.63%              $700,000                 $699,847
  05-10-05                2.68                500,000                  499,591
Federal Natl Mtge Assn Disc Nt
  06-14-05                2.79              2,500,000                2,491,107

Total short-term securities
(Cost: $3,690,592)                                                  $3,690,545

Total investments in securities
(Cost: $134,338,731)(d)                                           $141,954,495

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
2   --   AXP LARGE CAP VALUE FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2005, the value of foreign securities represented 7.4% of net assets.

(d) At April 30, 2005, the cost of securities for federal income tax purposes was approximately $134,339,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $11,611,000
      Unrealized depreciation                                    (3,996,000)
                                                                 ----------
      Net unrealized appreciation                               $ 7,615,000
                                                                -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
3   --   AXP LARGE CAP VALUE FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

                                                              S-6246-80 C (6/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                   AXP(R) QUANTITATIVE LARGE CAP EQUITY FUND

                                AT APRIL 30, 2005

Investments in Securities

AXP Quantitative Large Cap Equity Fund

April 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (99.2%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (3.2%)
Boeing                                         14,305(c)             $851,433
General Dynamics                                3,116                 327,336
Lockheed Martin                                11,730(c)              714,944
Raytheon                                        4,842                 182,108
Rockwell Automation                             4,870                 225,140
Rockwell Collins                                1,517                  69,600
United Technologies                             5,624                 572,073
Total                                                               2,942,634

Automotive & related (1.7%)
Cummins                                         1,027                  69,836
Ford Motor                                     48,503                 441,862
General Motors                                 15,900                 424,212
Genuine Parts                                   4,854                 208,237
Johnson Controls                                2,710                 148,698
PACCAR                                          4,329                 293,939
Total                                                               1,586,784

Banks and savings & loans (4.9%)
Bank of America                                42,827               1,928,928
Comerica                                        3,962                 226,864
KeyCorp                                         5,983                 198,396
Natl City                                      18,078                 613,929
PNC Financial Services Group                    7,908                 420,943
Regions Financial                               5,750                 192,568
Wachovia                                        2,649                 135,576
Washington Mutual                              18,776                 775,824
Total                                                               4,493,028

Beverages & tobacco (7.2%)
Altria Group                                   62,682               4,073,703
Coca-Cola                                      50,604               2,198,238
PepsiCo                                         1,067                  59,368
Reynolds American                               1,059                  82,570
UST                                             4,035                 184,803
Total                                                               6,598,682

Broker dealers (1.2%)
Bear Stearns Companies                          2,977                 281,803
Franklin Resources                              4,596                 315,653

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Broker dealers (cont.)
Lehman Brothers Holdings                        3,215                $294,880
Merrill Lynch & Co                              3,855                 207,900
Total                                                               1,100,236

Building materials & construction (0.5%)
Masco                                          11,800                 371,582
Sherwin-Williams                                1,430                  63,735
Total                                                                 435,317

Cellular telecommunications (0.4%)
Nextel Communications Cl A                     13,436(b)              376,074

Chemicals (0.6%)
Dow Chemical                                   11,766                 540,412

Computer hardware (1.4%)
Apple Computer                                 29,129(b)            1,050,392
Network Appliance                               9,195(b)              244,863
Total                                                               1,295,255

Computer software & services (5.1%)
Adobe Systems                                   8,564                 509,301
Autodesk                                        9,357                 297,833
Automatic Data Processing                       5,141                 223,325
Convergys                                       4,276(b)               55,417
Electronic Data Systems                        14,183                 274,441
Microsoft                                      69,193               1,750,583
NCR                                             4,529(b)              149,457
Oracle                                        103,418(b)            1,195,512
Symantec                                       11,891(b)              223,313
Total                                                               4,679,182

Electronics (0.1%)
Advanced Micro Devices                          7,232(b)              102,911

Energy (11.9%)
Amerada Hess                                    2,404                 225,135
Anadarko Petroleum                              5,403                 394,635
Apache                                          2,021                 113,762
Burlington Resources                            8,091                 393,304
Chevron                                        38,517               2,002,883

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Energy (cont.)
ConocoPhillips                                  8,307                $870,988
Devon Energy                                   17,228                 778,189
EOG Resources                                   7,649                 363,710
Exxon Mobil                                    89,194(c)            5,086,733
Marathon Oil                                    2,863                 133,330
Occidental Petroleum                            3,588                 247,572
Valero Energy                                   5,367                 367,801
Total                                                              10,978,042

Energy equipment & services (1.2%)
Baker Hughes                                    3,588                 158,303
Halliburton                                     6,189                 257,401
Noble                                           4,000                 203,600
Transocean                                     11,365(b)              526,994
Total                                                               1,146,298

Finance companies (2.4%)
Citigroup                                      42,536               1,997,491
MGIC Investment                                 3,110                 183,490
Total                                                               2,180,981

Financial services (3.5%)
Countrywide Financial                          26,453                 957,334
Fannie Mae                                     26,756               1,443,486
Freddie Mac                                     7,298                 448,973
Providian Financial                             7,465(b)              124,442
SLM                                             4,259                 202,899
Total                                                               3,177,134

Food (0.2%)
Archer-Daniels-Midland                         12,042                 216,636

Furniture & appliances (0.3%)
Black & Decker                                  2,610                 218,274
Whirlpool                                       1,247                  77,389
Total                                                                 295,663

Health care products (9.6%)
Abbott Laboratories                             6,212                 305,382
Becton, Dickinson & Co                          6,949                 406,655
Biomet                                          2,427                  93,901

See accompanying notes to investments in securities.

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1 -- AXP QUANTITATIVE LARGE CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT
          APRIL 30, 2005

Issuer                                         Shares                 Value(a)

Health care products (cont.)
Bristol-Myers Squibb                           45,497              $1,182,922
Gilead Sciences                                 8,252(b)              306,149
Johnson & Johnson                              52,339               3,592,025
Medtronic                                      10,087                 531,585
Merck & Co                                     50,975               1,728,053
Schering-Plough                                 6,130                 127,933
Wyeth                                           8,133                 365,497
Zimmer Holdings                                 2,417(b)              196,792
Total                                                               8,836,894

Health care services (2.6%)
Aetna                                           2,881                 211,379
Cardinal Health                                 6,067                 337,143
Humana                                          5,526(b)              191,476
Tenet Healthcare                               11,188(b)              133,920
UnitedHealth Group                             15,610               1,475,302
WellPoint                                         483(b)               61,703
Total                                                               2,410,923

Home building (0.7%)
Centex                                          4,151                 239,595
KB HOME                                         3,760                 214,320
Pulte Homes                                     3,146                 224,782
Total                                                                 678,697

Household products (0.1%)
Kimberly-Clark                                  2,122                 132,519

Industrial transportation (3.3%)
Burlington Northern Santa Fe                   14,111                 680,856
CSX                                             3,964                 159,075
FedEx                                           8,070                 685,547
Norfolk Southern                               15,036                 472,130
Ryder System                                    2,936                 108,426
United Parcel Service Cl B                     13,511                 963,470
Total                                                               3,069,504

Insurance (4.1%)
Allstate                                       15,708                 882,162
Ambac Financial Group                           3,159                 211,179
Aon                                            11,958                 249,324
CIGNA                                           7,384                 679,180
Jefferson-Pilot                                 2,029                 101,876
Lincoln Natl                                    4,079                 183,433
Loews                                           2,712                 192,227
Marsh & McLennan Companies                      6,217                 174,263
MBIA                                            5,309                 278,085
Principal Financial Group                       4,217                 164,800
Prudential Financial                            4,085                 233,458
Safeco                                          1,299                  68,418
Torchmark                                       3,597                 192,188
UnumProvident                                   9,896                 165,461
Total                                                               3,776,054

Investment companies (3.2%)
iShares MSCI EAFE Index Fund                   18,800               2,938,440

Leisure time & entertainment (0.6%)
Harley-Davidson                                 7,703                 362,195
Mattel                                          8,419                 151,963
Total                                                                 514,158

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Lodging & gaming (0.9%)
Harrah's Entertainment                          2,090                $137,146
Marriott Intl Cl A                              5,438                 341,235
Starwood Hotels &
  Resorts Worldwide Unit                        6,800                 369,511
Total                                                                 847,892

Machinery (0.4%)
Caterpillar                                     3,804                 334,942

Media (1.6%)
eBay                                           45,415(b)            1,441,018

Metals (0.5%)
Freeport-McMoRan
  Copper & Gold Cl B                            1,824                  63,220
Nucor                                           4,197                 214,466
Phelps Dodge                                    2,407                 206,641
Total                                                                 484,327

Multi-industry (1.5%)
3M                                              8,407                 642,883
Eastman Kodak                                  15,799                 394,975
Textron                                         3,415                 257,320
WW Grainger                                     2,096                 115,888
Total                                                               1,411,066

Paper & packaging (0.1%)
Ball                                            3,016                 119,132

Real estate investment trust (0.4%)
Archstone-Smith Trust                           3,635                 130,751
Plum Creek Timber                               3,134                 108,248
ProLogis                                        3,989                 157,925
Total                                                                 396,924

Restaurants (0.8%)
Starbucks                                      14,335(b)              709,869

Retail -- general (6.2%)
Best Buy                                        4,212                 212,032
Circuit City Stores                             4,198                  66,328
Dollar General                                  7,198                 146,479
Federated Dept Stores                           1,952                 112,240
Home Depot                                     44,135               1,561,055
Kohl's                                          2,584(b)              122,998
May Dept Stores                                 7,597                 266,503
Nordstrom                                       2,516                 127,888
Sears Holdings                                  4,466(b)              603,982
Staples                                        12,394                 236,354
Toys "R" Us                                     4,712(b)              119,449
Wal-Mart Stores                                44,670               2,105,745
Total                                                               5,681,053

Retail -- grocery (0.9%)
Albertson's                                     9,051                 179,119
Kroger                                         18,677(b)              294,536
Safeway                                        14,936(b)              317,988
Total                                                                 791,643

Telecom equipment & services (2.1%)
QUALCOMM                                       54,893               1,915,217

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Textiles & apparel (0.4%)
Nike Cl B                                       4,448                $341,650
VF                                              1,162                  65,758
Total                                                                 407,408

Utilities -- electric (4.2%)
AES                                            25,070(b)              403,126
Allegheny Energy                                3,400(b)               83,096
American Electric Power                         5,523                 194,520
CenterPoint Energy                              9,851                 116,636
DTE Energy                                      2,922                 134,266
Duke Energy                                    13,428                 391,963
Edison Intl                                     4,888                 177,434
Exelon                                         16,168                 800,316
PG&E                                           10,993                 381,677
Public Service
  Enterprise Group                              4,184                 243,090
TXU                                            10,494                 900,281
Total                                                               3,826,405

Utilities -- natural gas (0.6%)
El Paso                                        37,470                 374,325
Kinder Morgan                                   1,512                 115,608
Sempra Energy                                   2,652                 107,088
Total                                                                 597,021

Utilities -- telephone (8.5%)
AT&T                                           26,719                 511,134
BellSouth                                      84,339               2,234,141
CenturyTel                                      3,807                 116,837
SBC Communications                             85,381               2,032,068
Sprint                                         45,198               1,006,107
Verizon Communications                         54,089               1,936,386
Total                                                               7,836,673

Total common stocks
(Cost: $91,682,436)                                               $91,303,048

Short-term securities (10.1%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (9.1%)
Federal Home Loan Bank Disc Nt
  05-18-05                2.81%            $2,600,000              $2,596,144
Federal Natl Mtge Assn Disc Nts
  05-04-05                2.55                500,000                 499,823
  05-18-05                2.86              2,300,000               2,296,528
  06-13-05                2.86              2,100,000               2,092,519
  06-14-05                2.79                900,000                 896,799
Total                                                               8,381,813

Commercial paper (1.0%)
Sheffield Receivables
  05-02-05                2.96                900,000                 899,778

Total short-term securities
(Cost: $9,282,232)                                                 $9,281,591

Total investments in securities
(Cost: $100,964,668)(d)                                          $100,584,639

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- AXP QUANTITATIVE LARGE CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT
          APRIL 30, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2005.

(b)   Non-income producing.

(c) Partially pledged as initial margin deposit on the following open stock index futures contracts:

      Type of security                                              Contracts
      Purchase contracts

      S&P 500 Index, June 2005                                              2

(d) At April 30, 2005, the cost of securities for federal income tax purposes was approximately $100,965,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 3,244,000
      Unrealized depreciation                                      (3,624,000)
                                                                   ----------
      Net unrealized depreciation                                 $  (380,000)
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
3 -- AXP QUANTITATIVE LARGE CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT
          APRIL 30, 2005

                                                              S-6263-80 C (6/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP GROWTH SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 27, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          June 27, 2005